Note 13 - Stock Options and Contributed Surplus - Black-Scholes Option Pricing Model (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Weighted average exercise price	$ 0.34	$ 0.24	$ 0.62
Weighted average risk-free interest rate	2.17%	1.87%	1.05%
Weighted average dividend yield	0.00%	0.00%	0.00%
Weighted average volatility	103.47%	102.73%	104.30%
Weighted average estimated life (in years)	10	10	10
Weighted average share price	$ 0.34	$ 0.24	$ 0.62
Share price on the various grant dates: (in dollars per share)
Weighted average fair value	$ 0.30	$ 0.22	$ 0.55
Bottom of range [member]
Statement Line Items [Line Items]
Share price on the various grant dates: (in dollars per share)	$ 0.18	$ 0.21	$ 0.46
Top of range [member]
Statement Line Items [Line Items]
Share price on the various grant dates: (in dollars per share)	$ 0.40	$ 0.32	$ 0.75